CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $) In Millions, unless otherwise specified	Total	Share Capital	Additional paid-in capital	Contributed surplus	Retained earnings	Other comprehensive loss	NCI	Contributed deficit
Beginning Balance at Dec. 31, 2011	$ 525.7	$ 988.1	$ 687.0	$ 0	$ 99.8	$ (11.6)	$ 0	$ (1,237.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares in private placement	300.0	150.0	150.0
Cost related to capital increase	(2.7)		(2.7)
Stock options	0.8		0.8
Common control transaction	(27.5)		0					(27.5)
Reduction of share premium	0		(834.3)	834.3
Other comprehensive income	(21.2)					(21.2)
Dividend paid	(197.7)				(197.7)
Effect of tax indemnification	79.0							79.0
Net (loss)/income	181.7				181.7
Ending Balance at Dec. 31, 2012	838.1	1,138.1	0.8	834.3	83.8	(32.8)	0	(1,186.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock options	0.5		0.5
Common control transaction	(2.3)							(2.3)
Other comprehensive income	(8.9)					(6.6)	(2.3)
Dividend paid	(205.5)				(205.5)
Net (loss)/income	235.6				235.6
Ending Balance at Dec. 31, 2013	857.5	1,138.1	1.3	834.3	113.9	(39.4)	(2.3)	(1,188.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares in private placement	114.1	67.6	46.5
Stock options	0.8		0.8
Other comprehensive income	(19.2)					(19.2)
Dividend paid	(171.1)				(171.1)
Net (loss)/income	(320.5)				(332.9)		12.4
Ending Balance at Dec. 31, 2014	$ 461.6	$ 1,205.7	$ 48.6	$ 834.3	$ (390.1)	$ (58.6)	$ 10.1	$ (1,188.4)